Interests in Other Entities	12 Months Ended
Dec. 31, 2018
Associates and joint ventures [member]
Statement [Line Items]
Interests in Other Entities
16	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The summarized financial information of the Group’s principal associates and joint ventures, including the aggregated amounts of assets, liabilities, revenue, profit or loss and the interest held by the Group were as follows:

Name	Country of Incorporation	Registered Capital	Principal Activities	Interest Held
				Direct%	Indirect%
Dalian West Pacific Petrochemical Co., Ltd.	PRC	USD 258million	Production and sale of petroleum and petrochemical products	28.44	—

China Petroleum Finance Co., Ltd.	PRC	8,331	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business	32.00	—

CNPC Captive Insurance Co., Ltd.	PRC	5,000	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business	49.00	—

China Marine Bunker (PetroChina) Co., Ltd.	PRC	1,000	Oil import and export trade and transportation, sale and storage	—	50.00

Arrow Energy Holdings Pty Ltd.	Australia	AUD 2	Exploration, development and sale of coal seam gas	—	50.00

Trans-Asia Gas Pipeline Co., Ltd.	PRC	5,000	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting	—	50.00

Dividends received or receivable from associates and joint ventures were RMB 6,558 in 2018 (2017: RMB 7,034, 2016: RMB 10,172).

In 2018, investments in associates and joint ventures of RMB 207 (2017: RMB 96, 2016: RMB 101) were disposed of, resulting in a gain of RMB 7 (2017: a gain of RMB 6, 2016: a loss of RMB 40).

In 2018, the share of profit and other comprehensive income in all individually immaterial associates and joint ventures accounted for using equity method in aggregate was profit of RMB 8,996 (2017: profit of RMB 3,235, 2016: profit of RMB 2,738) and RMB 480 (2017: loss of RMB 845, 2016: loss of RMB 204), respectively.

Interest in Associates

Summarized financial information in respect of the Group’s principal associates and reconciliation to carrying amount is as follows:

	Dalian West Pacific Petrochemical Co., Ltd.		China Petroleum Finance Co., Ltd.		CNPC Captive Insurance Co., Ltd.
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	28.44	28.44	32.00	32.00	49.00	49.00
Current assets	4,833	5,326	173,948	169,389	10,493	9,386
Non-current assets	3,880	4,141	285,805	309,481	2,928	2,764
Current liabilities	10,013	12,108	378,472	394,064	7,184	6,097
Non-current liabilities	84	333	16,317	24,977	—	1

Net (liabilities) / assets	(1,384)	(2,974)	64,964	59,829	6,237	6,052

Group’s share of net assets	—	—	20,788	19,145	3,056	2,965
Goodwill	—	—	349	349	—	—

Carrying amount of interest in associates	—	—	21,137	19,494	3,056	2,965

Summarized statement of comprehensive income and dividends received by the Group are as follows:

	Dalian West Pacific Petrochemical Co., Ltd.			China Petroleum Finance Co., Ltd.			CNPC Captive Insurance Co., Ltd.
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	37,385	27,716	19,029	8,520	8,520	8,555	706	654	563
Profit for the year	1,558	2,602	1,475	7,554	7,286	7,524	315	364	302
Other comprehensive income	—	—	—	651	(1,395)	655	—	1	2

Total comprehensive income	1,558	2,602	1,475	8,205	5,891	8,179	315	365	304

Group’s share of total comprehensive income	—	—	—	2,626	1,885	3,628	154	179	149

Dividends received by the Group	—	—	—	983	815	7,203	63	27	—

Interest in Joint Ventures

Summarized statement of financial position as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies in respect of the Group’s principal joint ventures and reconciliation to carrying amount is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.		Arrow Energy Holdings Pty Ltd.		Trans-Asia Gas Pipeline Co., Ltd.
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	50.00	50.00	50.00	50.00
Non-current assets	1,893	1,942	24,162	25,429	34,584	31,527
Current assets	7,313	6,449	627	540	3,330	3,957
Including: cash and cash equivalents	1,368	1,277	95	91	81	3,955
Non-current liabilities	152	232	19,772	21,569	2,100	2,100
Including: Non-current financial liabilities excluding trade and other payables and provisions	20	—	16,604	17,890	2,100	2,100
Current liabilities	6,091	5,309	4,624	583	267	343
Including: Current financial liabilities excluding trade and other payables and provisions	3,796	1,894	4,169	192	—	—

Net assets	2,963	2,850	393	3,817	35,547	33,041

Net assets attributable to owners of the Company	2,702	2,630	393	3,817	35,547	33,041
Group’s share of net assets	1,351	1,315	197	1,909	17,774	16,521
Elimination of transactions with the Group	—	—	(58)	(52)	—	—

Carrying amount of interest in joint ventures	1,351	1,315	139	1,857	17,774	16,521

Summarized statement of comprehensive income as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies and dividends received by the Group is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.			Arrow Energy Holdings Pty Ltd.			Trans-Asia Gas Pipeline Co., Ltd.
	2018	2017	2016	2018	2017	2016	2018	2017	From the closing date to Dec 31, 2016
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	43,924	31,770	23,336	1,529	1,449	1,135	14	16	84
Depreciation, depletion and amortization	(90)	(93)	(92)	(825)	(883)	(624)	(4)	(3)	(3)
Interest income	18	12	9	2	2	5	59	65	55
Interest expense	(96)	(39)	(45)	(1,285)	(1,300)	(1,307)	(46)	(43)	(32)
Income tax expense	(37)	(44)	(47)	—	—	—	10	—	(1)
Net profit / (loss)	126	116	101	(1,897)	(5,518)	(3,718)	1,931	4,612	(620)
Total comprehensive income	151	87	171	(3,435)	(3,445)	(3,402)	2,505	4,502	(514)
Group’s share of total comprehensive income	76	43	68	(1,718)	(1,723)	(1,701)	1,253	2,251	(257)

Dividends received by the Group	8	—	9	—	—	—	—	—	—

Subsidiaries [member]
Statement [Line Items]
Interests in Other Entities
19	SUBSIDIARIES

The principal subsidiaries of the Group are:

Company Name	Country of Incorporation	Registered Capital	Type of Legal Entity	Attributable Equity Interest %	Voting Rights%	Principal Activities
Daqing Oilfield Company Limited	PRC	47,500	Limited liability company	100.00	100.00	Exploration, production and sale of crude oil and natural gas

CNPC Exploration and Development Company Limited (i)	PRC	16,100	Limited liability company	50.00	57.14	Exploration, production and sale of crude oil and natural gas outside the PRC

PetroChina Hong Kong Limited	Hong Kong	HKD 7,592 million	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC

PetroChina International Investment Company Limited	PRC	31,314	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries and joint ventures are the exploration, development and production of crude oil, natural gas, oil sands and coalbed methane outside the PRC

PetroChina International Company Limited	PRC	18,096	Limited liability company	100.00	100.00	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC
PetroChina Pipelines Co., Ltd.	PRC	80,000	Limited liability company	72.26	72.26	Oil and gas pipeline transportation, investment holding, import and export of goods, agency of import and export, import and export of technology, technology promotion service, professional contractor, main contractor

(i)

The Company consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Summarized financial information in respect of the Group’s principal subsidiaries with significant non-controlling interests is as follows:

	CNPC Exploration and Development Company Limited		PetroChina Pipelines Co., Ltd.
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	72.26	72.26
Current assets	21,463	24,722	4,604	2,882
Non-current assets	166,155	133,328	224,163	232,842
Current liabilities	14,525	13,273	7,531	6,059
Non-current liabilities	25,967	13,211	6,095	8,408

Net assets	147,126	131,566	215,141	221,257

Summarized statement of comprehensive income is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Pipelines Co., Ltd.
	2018	2017	2016	2018	2017	2016
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	45,618	37,304	28,196	43,062	43,627	41,794
Profit from continuing operations	15,563	3,696	24,153	19,436	17,891	20,420
Total comprehensive income	17,528	(1,050)	30,391	19,436	17,891	20,420
Profit attributable to non-controlling interests	8,844	2,390	12,414	5,392	4,963	5,664
Dividends paid to non-controlling interests	2,038	1,420	444	7,174	3,569	—

Summarized statement of cash flows is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Pipelines Co., Ltd.
	2018	2017	2016	2018	2017	2016
	RMB	RMB	RMB	RMB	RMB	RMB
Net cash inflow from operating activities	22,467	18,545	9,053	29,701	31,160	30,270
Net cash (outflow) / inflow from investing activities	(33,466)	(12,304)	(18,036)	(2,701)	2,869	14,799
Net cash inflow/(outflow) from financing activities	7,865	(4,296)	(2,248)	(25,919)	(36,190)	(47,624)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,350)	(2,183)	748	—	—	—
Net (decrease) / increase in cash and cash equivalents	(4,484)	(238)	(10,483)	1,081	(2,161)	(2,555)
Cash and cash equivalents at the beginning of the year	17,982	18,220	28,703	148	2,309	4,864
Cash and cash equivalents at the end of the year	13,498	17,982	18,220	1,229	148	2,309